N-2	Jul. 07, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001287032
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	Prospect Capital Corporation
Prospect Capital InterNotes due 2028 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GV98	US74348GV981	$112,000.00	100.000%	1.125%	$110,740.00	Fixed	7.500%	Semi-Annual	7/15/2028	1/15/2026	$38.54	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 1/15/2026 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand Five Hundred Thirty-Eighth, One Thousand Five Hundred Thirty-Ninth and One Thousand Five Hundred Fortieth Supplemental Indenture dated as of July 10, 2025.
The date from which interest shall accrue on the Notes is Thursday, July 10, 2025. The “Interest Payment Dates” for the Notes shall be January 15 and July 15 of each year, commencing January 15, 2026; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be January 1 or July 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after January 15, 2026 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Except for Notes sold to level-fee accounts, Notes offered to the public will be offered at the public offering price set forth above. Agents purchasing Notes on an agency basis for client accounts shall purchase Notes at the public offering price. Notes sold by the Agents for their own account may be sold at the public offering price less the discount specified above. Notes purchased by the Agents on behalf of level-fee accounts may be sold to such accounts at the discount to the public offering price specified above, in which case, such Agents will not retain any portion of the sales price as compensation.

Long Term Debt, Title [Text Block]	7.500% Notes due 2028
Long Term Debt, Principal	$ 112,000
Long Term Debt, Structuring [Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GV98	US74348GV981	$112,000.00	100.000%	1.125%	$110,740.00	Fixed	7.500%	Semi-Annual	7/15/2028	1/15/2026	$38.54	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 1/15/2026 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand Five Hundred Thirty-Eighth, One Thousand Five Hundred Thirty-Ninth and One Thousand Five Hundred Fortieth Supplemental Indenture dated as of July 10, 2025.
The date from which interest shall accrue on the Notes is Thursday, July 10, 2025. The “Interest Payment Dates” for the Notes shall be January 15 and July 15 of each year, commencing January 15, 2026; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be January 1 or July 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after January 15, 2026 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Except for Notes sold to level-fee accounts, Notes offered to the public will be offered at the public offering price set forth above. Agents purchasing Notes on an agency basis for client accounts shall purchase Notes at the public offering price. Notes sold by the Agents for their own account may be sold at the public offering price less the discount specified above. Notes purchased by the Agents on behalf of level-fee accounts may be sold to such accounts at the discount to the public offering price specified above, in which case, such Agents will not retain any portion of the sales price as compensation.

Prospect Capital InterNotes due 2030 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GWA4	US74348GWA48	$119,000.00	100.000%	1.700%	$116,977.00	Fixed	7.750%	Semi-Annual	7/15/2030	1/15/2026	$39.83	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 1/15/2026 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand Five Hundred Thirty-Eighth, One Thousand Five Hundred Thirty-Ninth and One Thousand Five Hundred Fortieth Supplemental Indenture dated as of July 10, 2025.
The date from which interest shall accrue on the Notes is Thursday, July 10, 2025. The “Interest Payment Dates” for the Notes shall be January 15 and July 15 of each year, commencing January 15, 2026; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be January 1 or July 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after January 15, 2026 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Except for Notes sold to level-fee accounts, Notes offered to the public will be offered at the public offering price set forth above. Agents purchasing Notes on an agency basis for client accounts shall purchase Notes at the public offering price. Notes sold by the Agents for their own account may be sold at the public offering price less the discount specified above. Notes purchased by the Agents on behalf of level-fee accounts may be sold to such accounts at the discount to the public offering price specified above, in which case, such Agents will not retain any portion of the sales price as compensation.

Long Term Debt, Title [Text Block]	7.750% Notes due 2030
Long Term Debt, Principal	$ 119,000
Long Term Debt, Structuring [Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GWA4	US74348GWA48	$119,000.00	100.000%	1.700%	$116,977.00	Fixed	7.750%	Semi-Annual	7/15/2030	1/15/2026	$39.83	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 1/15/2026 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand Five Hundred Thirty-Eighth, One Thousand Five Hundred Thirty-Ninth and One Thousand Five Hundred Fortieth Supplemental Indenture dated as of July 10, 2025.
The date from which interest shall accrue on the Notes is Thursday, July 10, 2025. The “Interest Payment Dates” for the Notes shall be January 15 and July 15 of each year, commencing January 15, 2026; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be January 1 or July 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after January 15, 2026 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Except for Notes sold to level-fee accounts, Notes offered to the public will be offered at the public offering price set forth above. Agents purchasing Notes on an agency basis for client accounts shall purchase Notes at the public offering price. Notes sold by the Agents for their own account may be sold at the public offering price less the discount specified above. Notes purchased by the Agents on behalf of level-fee accounts may be sold to such accounts at the discount to the public offering price specified above, in which case, such Agents will not retain any portion of the sales price as compensation.

Prospect Capital InterNotes due 2032 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GWB2	US74348GWB21	$51,000.00	100.000%	1.950%	$50,005.50	Fixed	8.000%	Semi-Annual	7/15/2032	1/15/2026	$41.11	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 1/15/2026 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand Five Hundred Thirty-Eighth, One Thousand Five Hundred Thirty-Ninth and One Thousand Five Hundred Fortieth Supplemental Indenture dated as of July 10, 2025.
The date from which interest shall accrue on the Notes is Thursday, July 10, 2025. The “Interest Payment Dates” for the Notes shall be January 15 and July 15 of each year, commencing January 15, 2026; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be January 1 or July 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after January 15, 2026 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Except for Notes sold to level-fee accounts, Notes offered to the public will be offered at the public offering price set forth above. Agents purchasing Notes on an agency basis for client accounts shall purchase Notes at the public offering price. Notes sold by the Agents for their own account may be sold at the public offering price less the discount specified above. Notes purchased by the Agents on behalf of level-fee accounts may be sold to such accounts at the discount to the public offering price specified above, in which case, such Agents will not retain any portion of the sales price as compensation.

Long Term Debt, Title [Text Block]	8.000% Notes due 2032
Long Term Debt, Principal	$ 51,000
Long Term Debt, Structuring [Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GWB2	US74348GWB21	$51,000.00	100.000%	1.950%	$50,005.50	Fixed	8.000%	Semi-Annual	7/15/2032	1/15/2026	$41.11	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 1/15/2026 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand Five Hundred Thirty-Eighth, One Thousand Five Hundred Thirty-Ninth and One Thousand Five Hundred Fortieth Supplemental Indenture dated as of July 10, 2025.
The date from which interest shall accrue on the Notes is Thursday, July 10, 2025. The “Interest Payment Dates” for the Notes shall be January 15 and July 15 of each year, commencing January 15, 2026; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be January 1 or July 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after January 15, 2026 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Except for Notes sold to level-fee accounts, Notes offered to the public will be offered at the public offering price set forth above. Agents purchasing Notes on an agency basis for client accounts shall purchase Notes at the public offering price. Notes sold by the Agents for their own account may be sold at the public offering price less the discount specified above. Notes purchased by the Agents on behalf of level-fee accounts may be sold to such accounts at the discount to the public offering price specified above, in which case, such Agents will not retain any portion of the sales price as compensation.